DERIVATIVE INSTRUMENTS - Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location (Details) - Net Investment Hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on fair value hedges	$ (9)	$ 32	$ 1
Foreign currency derivatives:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	(25)	163	10
Derivatives designated as hedging instruments	16	(131)	(9)
Interest rate derivatives:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	(12)	0	0
Derivatives designated as hedging instruments	$ 12	$ 0	$ 0